Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (loss) before tax	$ 17,011,604	$ (87,106,856)	$ (8,786,739)
Adjustments to reconcile profit (loss)
Expected credit losses	12,153,098		404,210
Depreciation expenses	522,963	5,938,167	6,385,999
Amortization expenses	726,031	1,687,618	2,361,009
Loss (gain) on disposal of property, plant and equipment	94	70,698	(459)
Loss on lease modification		48,488
Share listing expenses		70,104,989
Share-based payment expenses	695,675
Share option expenses	203,676	346,122	375,941
Interest expense	818,065	835,273	666,349
Interest income	(770,410)	(235,912)	(37,869)
Gains on reversal of accounts and other payables	(263,237)	(960,564)
Loss on disposal of subsidiaries		69,335
Re-valuation loss on warrant liabilities and convertible preference shares	(6,050,777)
Gains on financial assets and liabilities at fair value through profit or loss	78,128	(405,008)
Changes in operating assets
Contract assets	(33,487,938)	914,452	(158,970)
Accounts receivable	962,163	3,580,932	(1,579,304)
Inventories	45,513	83,598	(62,449)
Prepayments	(6,017,351)	(1,245,559)	344,354
Other receivables	91,993	(628,687)	(187,708)
Other current assets	(162,359)	(55,832)
Other non-current assets	(158)	55,361	(30,235)
Changes in operating liabilities
Contract liabilities	49,128	38,281	20,194
Notes payable		(66)	(35,835)
Accounts payable	4,629,441	(1,378,916)	1,371,017
Other payables	(645,270)	9,129	1,163,036
Provisions	(17,069)	(108,794)	837
Other current liabilities	(62,759)	23,017	28,566
Cash (outflow) inflow generated from operations	(9,489,756)	(8,320,734)	2,241,944
Interest received	751,998	235,912	37,869
Interest paid	(668,540)	(686,841)	(655,673)
Tax paid	(22,621)	(2,174)	(1,167)
Net cash flows (used in) from operating activities	(9,428,919)	(8,773,837)	1,622,973
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through profit or loss		(1,105,540)
Acquisition of property, plant and equipment	(297,357)	(2,935,249)	(7,496,271)
Proceeds from disposal of property, plant and equipment	6,122		459
Acquisition of intangible assets	(3,517,971)	(73,093)	(899,005)
Disposal in financial assets at amortized cost		2,187,890	135,937
Investment in financial assets at amortized cost	(34,599,728)		(1,579,329)
(Increase) decrease in guarantee deposits	(285,314)	368	(72,142)
Net cash flows used in investing activities	(38,694,248)	(1,925,624)	(9,910,351)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	28,050,769	12,492,935	5,000,000
Repayments of short-term borrowings	(25,205,710)	(20,089,523)	(327,098)
Proceeds from long-term borrowings	1,561,723	3,447,526	6,146,341
Repayments of long-term borrowings	(3,193,619)	(4,899,022)	(4,933,134)
Principal repayment of lease liabilities	(16,344)	(90,549)	(33,864)
Exercise of share options			135,520
Payment of transaction cost		(292,416)
Proceeds from capital reorganization		32,324,004
Exercise of public warrants	4,372,875	714,230
Proceeds from Series A preferred shares and private warrants	23,290,000
Exercise of restricted share units	873,500
Net cash flows from financing activities	29,733,194	23,607,185	5,987,765
Effect of foreign exchange rate changes	700,453	143,905	91,105
Net (decrease) increase in cash and cash equivalents	(17,689,520)	13,051,629	(2,208,508)
Cash and cash equivalents at beginning of year	22,996,377	9,944,748	12,153,256
Cash and cash equivalents at end of year	$ 5,306,857	$ 22,996,377	$ 9,944,748